INCOME TAXES - Schedule of Components of Income Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	0	0	0
Foreign	0	0	0
Total Current	0	0	0
Deferred:
Federal	0	0	0
State	0	0	0
Foreign	0	0	0
Total Deferred	0	0	0
Total income tax benefit (provision)	$ 0	$ 0	$ 0